Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Schedule of quantitative information regarding Level 3 fair value measurements [Abstract]
Stock price (in Dollars per share)	$ 9.67	$ 9.94	$ 10.01
Term to initial business combination (in years)	1 year	3 months	9 months
Volatilty	11.50%	17.20%	20.00%
Risk-free rate	1.76%	0.91%	0.47%
Dividend yield	0.00%	0.00%	0.00%